Expense Example - AMG Managers LMCG Small Cap Growth Fund	Feb. 01, 2021 USD ($)
CLASS N SHARES
Expense Example:
Expense Example, with Redemption, 1 Year	$ 132
Expense Example, with Redemption, 3 Years	475
Expense Example, with Redemption, 5 Years	844
Expense Example, with Redemption, 10 Years	1,883
CLASS I SHARES
Expense Example:
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	744
Expense Example, with Redemption, 10 Years	$ 1,673